                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000
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Check here if Amendment [   ]; Amendment Number:
This Amendment  (Check only one.):           [   ] is a restatement.
                                             [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      PNC Bank, FSB*
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Address:   3003 Tamiami Trail North, Suite 201
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           Naples, FL   33940
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Form 13F File Number:   28-4948
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on behalf of Reporting Manager:

Name:      Alfred J. DiMatties
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Title:     Senior Vice President and Chief Investment Officer
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Phone:     (941) 643-7960
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Signature, Place, and Date of Signing:

/s/ Alfred J. DiMatties          Naples, FL                   February 12, 2001
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[Signature]                      [City, State]                [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
      Form 13F File Number              Name

       28-1235                          The PNC Financial Services Group, Inc.
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             *Merged out of existence effective November 30, 2000.